Inventories - Schedule of Inventory, Current (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Bunkers	$ 2,346,431	$ 746,147
Lubricants	1,544,716	1,233,536
Total	$ 3,891,147	$ 1,979,683